Summary of significant accounting policies - Additional information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts, security deposit	$ 718,437
Continuing operations
Significant Accounting Policies [Line Items]
Accounts Receivable, Allowance for Credit Loss	50,363	$ 48,203
Allowance for doubtful accounts, security deposit	715,024	0
Impairment of long lived assets	0	0
Advertising Expense	16,913	2,583	$ 4,320
Discontinued operations
Significant Accounting Policies [Line Items]
Accounts Receivable, Allowance for Credit Loss	0	0
Allowance for doubtful accounts, security deposit	0	0
Impairment of long lived assets	724,987	0
Advertising Expense	$ 0	$ 12,293	$ 0